Selling Costs	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Selling Costs
SELLING COSTS
Selling costs include transportation and marketing costs associated with the sale of the Company's Egyptian crude oil production to third party buyers and EGPC. The Company completed three direct crude sales to third party buyers, which were marketed by Mercuria during the year ended December 31, 2017; and three direct crude sales to third party buyers during the year ended December 31, 2016.